NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

CERTNYS
001-09610

November 10, 2015

15008474

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration the following notes of Carnival Corp. under the Exchange Act of 1934.

- 1.125% Senior Notes due 2019
- 1.875% Senior Notes due 2022

Sincerely,